Document and Entity Information	12 Months Ended
Dec. 31, 2020 shares
Document Type	20-F
Document Registration Statement	false
Entity Registrant Name	AnPac Bio-Medical Science Co., Ltd.
Document Period End Date	Dec. 31, 2020
Entity Well Known Seasoned Issuer	No
Entity Interactive Data Current	Yes
Entity Current Reporting Status	Yes
Entity Shell Company	false
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Entity Central Index Key	0001786511
Amendment Flag	false
Ordinary Shares
Entity Common Stock, Shares Outstanding	12,020,760
Class A ordinary shares
Entity Common Stock, Shares Outstanding	9,192,660
Entity Common Stock, Legally Issuable	35,000
Common Stock Capital Shares Reserved For Future Issuance Convertible Bonds and Debentures	500,000
Class B ordinary shares
Entity Common Stock, Shares Outstanding	2,863,100